8. STOCK OPTIONS AND WARRANTS: Defined Benefit Plan, Assumptions (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Defined Benefit Plan, Assumptions

The weighted average assumptions used to estimate the fair value of options for the years ended September 30, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Risk-free interest rate	n/a	1.25%	1.25%
Expected life	n/a	5 years	5 years
Expected volatility	n/a	175.27%	166.63%
Expected dividend yield	n/a	nil	nil